INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit) [Table Text Block]
Year ended December 31,	2025	2024	2023
	$	$	$
Gain(Loss) for the year before income tax	(189,199)	(191,837)	53,976

Expected income tax recovery based on statutory rate	(40,000)	(40,000)	11,000
Adjustment to expected income tax benefit:
Permanent differences	743	(2,690)	-
Change in tax rate		-	-
Change in benefit of tax assets not recognized	228,456	234,527	(64,976)
Income tax charge / benefit	-	-	-

Schedule of deferred tax assets and liabilities [Table Text Block]
Year ended December 31,	2025	2024
	$	$
Non-capital loss carryforwards	14,857,000	14,668,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	108,000	108,000
Other	65,000	65,000
Total deferred tax assets	40,570,000	40,381,000
Valuation allowance	(40,570,000)	(40,381,000)
Total	-	-

Schedule of operating loss carryforwards [Table Text Block]
Year of	Amount
expire

2025	76,000
2026	224,000
2027	1,874,000
2028	3,340,000
2029	504,000
2030	1,017,000
2031	1,810,000
2032	1,690,000
2033	865,000
2034	667,000
2035	520,000
2036	238,000
2037	276,000
Indefinite	1,756,000

14,857,000